SEGMENTED INFORMATION Schedule of revenue by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 793,602	$ 690,727	$ 615,015
Cost of Goods and Services Sold	529,031	456,488	397,724
Gross margin	$ 264,571	$ 234,239	$ 217,291
Gross margin %	33.30%	33.90%	35.30%
Expenses	$ 282,846	$ 234,139	$ 195,621
Earnings (loss) from operations	(18,275)	100	21,670
Total assets	683,916	694,644	581,457
OEM Solutions
Segment Reporting Information [Line Items]
Revenue	583,214	554,537	515,925
Cost of Goods and Services Sold	417,645	384,230	349,781
Gross margin	$ 165,569	$ 170,307	$ 166,144
Gross margin %	28.40%	30.70%	32.20%
Enterprise Solutions
Segment Reporting Information [Line Items]
Revenue	$ 119,927	$ 101,535	$ 71,486
Cost of Goods and Services Sold	58,796	53,014	31,537
Gross margin	$ 61,131	$ 48,521	$ 39,949
Gross margin %	51.00%	47.80%	55.90%
IoT Services
Segment Reporting Information [Line Items]
Revenue	$ 90,461	$ 34,655	$ 27,604
Cost of Goods and Services Sold	52,590	19,244	16,406
Gross margin	$ 37,871	$ 15,411	$ 11,198
Gross margin %	41.90%	44.50%	40.60%